SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended				3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Nov. 30, 2020 $ / shares	Nov. 30, 2020 USD ($) shares	Jun. 17, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Feb. 28, 2021 USD ($) Share $ / shares shares	Aug. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Aug. 31, 2020 Share shares	Aug. 31, 2019 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares												73,957,914	62,347,102	73,957,914	64,095,073	62,347,102	64,095,073	58,575,787
Gain (loss) on the revaluation of embedded derivatives and vested DSUs														$ (558)		$ 17
Fair value attributed to warrants which expired																3,046
Gain (loss) on fair value derivatives and other instruments												$ (550)	$ (66)	(558)		3,063
Increase (decrease) in number of shares outstanding | shares										1,221,500	3,225,807
Equity issuance, price per share | $ / shares										$ 1.40	$ 1.24
Payments for share issue costs														1,186		284
Proceeds from issuance of equity										$ 1,700	$ 4,000			$ 25,325		$ 4,000
Percentage of finders fee										6.00%	6.00%
Finders fee										$ 38	$ 54
Number of shares issued for exercise of warrants | shares														28,040
Exercise of warrants for shares issued | shares														28,040
Shares issued for interest on convertible note (Shares) | shares															526,471	517,468
Shares issued for interest on Convertible Notes															$ 687	$ 687
Number of share options granted in share-based payment arrangement | Share														1,497,500			1,628,500
Stock options compensation expense														$ 1,036		570
Deferred share units redeemed by a former director | shares														23,166
Deferred share units issued price per unit | $ / shares												3.23		3.23
Deferred share unit liability												$ 1,395		$ 1,395
Deferred share unit expense														498		124
Deferred share units share based compensation														424		67
Deferred share units director fees														75		57
Deferred share units additional share-based compensation														$ 421
Deferred share units issued and outstanding | shares												483,693		483,693
Deferred share units fully vested | shares												245,773		245,773
Restricted share units liability												$ 521		$ 521
Aggregate restricted share units expense														268		177
Restricted share units expense														237		150
Restricted share units expense capitalized														$ 31		27
Restricted share units settled | shares												119,394		119,394
Restricted share units canceled | shares												24,188		24,188
Restricted share units issued and outstanding | shares												551,575		551,575
Restricted share units vested | shares												36,720		36,720
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									5,440,186					1,631,224
Equity issuance, price per share | (per share)								$ 2.21						$ 5.10
Gross proceeds from issuing shares									$ 12,000					$ 8,327
Payments for share issue costs									592					594
Brokerage fee expense									$ 300					$ 208
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares										500,000
Proportion of entity interest held by another entity	31.00%	31.00%								32.00%				29.20%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	1,121,076	1,146,790									1,612,931
Equity issuance, price per share | $ / shares	$ 2.23	$ 2.18
Proceeds from issuance of equity	$ 2,500	$ 2,500
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Gain (loss) on fair value derivatives and other instruments															$ (148)
Shares issued for interest on convertible note (Shares) | shares			526,471	517,468	545,721	757,924	244,063
Shares issued for interest on Convertible Notes			$ 687	$ 687	$ 687	$ 724	$ 691
Borrowings			$ 19,990	$ 19,990								$ 19,990		$ 19,990					$ 20,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														947		505
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														$ 89		$ 65